EARNINGS PER SHARE	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. The Manager applies the two-class method in calculating earnings per share for each of its two classes of shares, based on their pro-rata share of earnings. Class A shares held under the ES Plans in one or more private wholly owned subsidiaries of the Manager are classified as treasury shares and have been excluded from the calculation of earnings per share. The Manager has certain dilutive securities relating to outstanding restricted stock and options held by employees and non-employees and have been reflected accordingly in diluted earnings per share figures.
Basic and diluted net income per share of common stock for the period ended December 31, 2022 was calculated as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS, EXCEPT PER SHARE AMOUNTS AND NUMBER OF SHARES)	Class A Shares	Class B Shares
Numerator
Net income	$19	$—
Denominator
Weighted average of common stock outstanding - basic	396,166,341	21,280
Dilutive effect of potential common stock using treasury stock method	4,730,425	—
Weighted average of common stock outstanding - diluted	400,896,766	21,280
Net Income per Share
Earnings per share - basic	$0.05	$0.05
Earnings per share - diluted	0.05	0.05
Net income has been attributed to Class B shares. For the period ended December 31 2022 the amount is less than $0.5 million. The dilutive effect of potential common stock has not been applied to the Class B shares on the basis that the dilutive instruments only apply to Class A shares. The following weighted average potential common stock were evaluated under the treasury stock method for potentially dilutive effects and have been included in the above computation of diluted net income per share attributable to common shareholders for the period presented:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022
Management stock options of the Manager issued and allocated	3,350,560
Escrow shares of the Manager issued and allocated	819,365
Restricted shares of the Manager issued and allocated	560,500
Total	4,730,425